GOODWILL, OTHER INTANGIBLE ASSETS AND LONG-LIVED ASSETS	12 Months Ended
Mar. 31, 2012
GOODWILL, OTHER INTANGIBLE ASSETS AND LONG-LIVED ASSETS

8. GOODWILL, OTHER INTANGIBLE ASSETS AND LONG-LIVED ASSETS

Intangible asset acquired during the year ended March 31, 2012 totaled ¥19,935 million ($243,110 thousand) and consist of software of ¥14,416 million ($175,805 thousand), trademarks and customer relationships of ¥3,861 million ($47,085 thousand) and other of ¥1,658 ($20,220 thousand). The weighted average amortization period of software, trademarks and customer relationships and other are 6 years, 15 years and 20 years, respectively.

The information for intangible assets subject to amortization and for intangible assets not subject to amortization as of March 31, 2011 and 2012 is as follows:

	Millions of Yen
	2011			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥147,204	¥(88,653)	¥58,551	¥154,358	¥(99,252)	¥55,106
Trademarks and customer relationships	86,074	(33,383)	52,691	62,791	(20,712)	42,079
Other	36,011	(18,007)	18,004	28,802	(13,894)	14,908

Total	269,289	(140,043)	129,246	245,951	(133,858)	112,093

Other intangible assets not subject to amortization			817			821

Total other intangible assets			¥130,063			¥112,914

	Thousands of U.S. Dollars
	2012
	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	$1,882,415	$(1,210,391)	$672,024
Trademarks and customer relationships	765,744	(252,585)	513,159
Other	351,244	(169,439)	181,805

Total	2,999,403	(1,632,415)	1,366,988

Other intangible assets not subject to amortization			10,012

Total other intangible assets			$1,377,000

The aggregate amortization expense of other intangible assets subject to amortization for the years ended March 31, 2010, 2011 and 2012 were ¥28,613 million, ¥26,446 million and ¥26,153 million ($318,939 thousand), respectively. The future amortization expense for each of the next five years relating to existing intangible assets is estimated to be the followings at March 31, 2012:

Years ending March 31	Millions of Yen
2013	¥22,620
2014	18,896
2015	13,282
2016	10,891
2017	9,355

The changes in the carrying amounts of goodwill by segment for the years ended March 31, 2011 and 2012 are as follows:

	Millions of Yen
	2011			2012
	Imaging & Solutions	Other	Total	Imaging & Solutions	Other	Total
Beginning balance	¥246,359	¥—	¥246,359	¥221,092	¥—	¥221,092
Goodwill acquired during the year	546	—	546	3,254	3,726	6,980
Impairment	—	—	—	(27,491)	—	(27,491)
Translation adjustments and other	(25,813)	—	(25,813)	(5,330)	—	(5,330)

Ending balance
Goodwill - gross	221,092	—	221,092	220,103	3,726	223,829
Accumulated impairment	—	—	—	(28,578)	—	(28,578)
Goodwill	¥221,092	¥—	¥221,092	¥191,525	¥3,726	¥195,251

	Thousands of U.S. Dollars
	2012
	Imaging & Solutions	Other	Total
Beginning balance	$2,696,244	$—	$2,696,244
Goodwill acquired during the year	39,683	45,439	85,122
Impairment	(335,256)	—	(335,256)
Translation adjustments and other	(65,000)	—	(65,000)

Ending balance
Goodwill - gross	2,684,183	45,439	2,729,622
Accumulated impairment	(348,512)	—	(348,512)
Goodwill	$2,335,671	$45,439	$2,381,110

As a result of annual goodwill impairment test with measurement date of December 31, 2011, goodwill assigned to Production Printing reporting unit was considered impaired due to worsening economic circumstances. Ricoh performed a reconciliation of the aggregate fair value of multiple reporting units to market capitalization at a goodwill impairment test date. Consequently Ricoh recognized an impairment loss of ¥27,491 million ($335,256 thousand) in operating expenses in the consolidated statements of operations for the year ended March 31, 2012. Refer to Note 19 for method of measurement of fair value of goodwill.

Ricoh recognized impairment losses of long-lived assets of ¥2,353 million, ¥842 million and ¥10,070 million ($122,805 thousand) for the years ended March 31, 2010, 2011, 2012 respectively.

For the year ended March 31, 2012, machinery and equipment, intangible assets such as maintenance contract of Production Printing business were impaired by ¥9,519 million ($116,085 thousand), and toolings, jigs and other assets of digital camera manufacturing facilities were impaired by ¥551 million ($6,720 thousand), as a result of worsening economic circumstances. Ricoh estimated that the carrying amounts would not be recoverable through future undiscounted cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses of ¥9,519 million ($116,085 thousand) and ¥551 million ($6,720 thousand) were included in the results of Imaging & Solutions segment and Other segment, respectively.

For the year ended March 31, 2011, impairment losses of ¥842 million were recorded mainly consisting of ¥332 million and ¥374 million.

Impairment losses of ¥332 million were recorded, related to toolings, jigs and other assets of digital camera manufacturing facilities, as a result of worsening economic circumstances. Ricoh estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses were included in the results of other segment.

Buildings, building-associated assets and structures which were not expected to use as business assets were impaired by ¥374 million with the closure of the business office in April 2011. The fair value of these assets was determined based on a quoted market price. The impairment losses were included in the results of Imaging & Solutions segment and Industrial Products segment.

For the year ended March 31, 2010, impairment losses of ¥2,353 million were recorded in total consisting of the followings.

Impairment losses of ¥518 million were recorded, related to toolings, jigs and other assets of digital camera manufacturing facilities, as a result of worsening economic circumstances. Ricoh estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses were included in the results of other segment.

Ricoh made a decision to vacate one of its office facilities as a part of the redeployment of office around the Tokyo metropolitan area. As a result, Ricoh recognized impairment losses of ¥828 million, related to land, buildings, building-associated assets and structures which were not expected to use as business assets. The fair value of these assets was determined based on a quoted market price. The impairment losses were included in the results of imaging & solutions segment.

Plant and equipment of its meter production equipment business were impaired by ¥511 million, as a result of continued sluggish demand in the measuring equipment manufacturing industry and diminished profitability of this business. Ricoh estimated that the carrying amounts would not be recoverable through future cash flows. The fair value of these assets was determined using discounted cash flow method. The impairment losses were included in the results of Industrial Products segment.

Additionally, Ricoh also recognized impairment losses of ¥496 million, related to other immaterial business for the year ended March 31, 2010. These assets were comprised in Other segment.

The aggregate costs included in property, plant and equipment and related accumulated amortization for certain leased buildings, machinery and equipment accounted as of March 31, 2011 and 2012 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2011
Aggregate cost	¥7,578	¥7,627	$93,012
Accumulated amortization	6,004	6,299	76,817

The related future minimum lease payments and the present values of the net minimum lease payments as of March 31, 2012 are ¥1,516 million ($18,488 thousand) and ¥1,507 million ($18,378 thousand), respectively.